Nature of Regulation and Regulatory Matters - Eastern Canadian (Details) - company				12 Months Ended
	Mar. 01, 2016	Jan. 01, 2016	Mar. 01, 2013	Dec. 31, 2017	Dec. 31, 2016
Newfoundland Power Inc. | PUB
Public Utilities, General Disclosures [Line Items]
ROE (percent)		8.50%
Capital structure of common equity (percent)		45.00%
Maritime Electric | IRAC
Public Utilities, General Disclosures [Line Items]
ROE (percent)	9.35%		9.75%
Capital structure of common equity (percent)	40.00%		40.00%
ROE rate term	3 years
FortisOntario
Public Utilities, General Disclosures [Line Items]
Franchise agreement term				35 years
FortisOntario | Electric Utilities
Public Utilities, General Disclosures [Line Items]
Number of utilities				3
FortisOntario | OEB
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity (percent)				40.00%	40.00%
FortisOntario | OEB | Minimum
Public Utilities, General Disclosures [Line Items]
ROE (percent)				8.78%	8.93%
FortisOntario | OEB | Maximum
Public Utilities, General Disclosures [Line Items]
ROE (percent)				9.30%	9.30%